FINANCIAL RISK AND CAPITAL MANAGEMENT - Summary of Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
USD to AUD
Disclosure of Foreign Exchange Rates [Line Items]
Closing rates	0.725881
Average rate	0.751155
USD to CNY
Disclosure of Foreign Exchange Rates [Line Items]
Closing rates	0.156923
Average rate	0.155001
USD to GBP
Disclosure of Foreign Exchange Rates [Line Items]
Closing rates	1.349947	1.364960
Average rate	1.375630	1.289690
USD to EUR
Disclosure of Foreign Exchange Rates [Line Items]
Closing rates	1.131610	1.227100
Average rate	1.183269	1.147000
USD to INR
Disclosure of Foreign Exchange Rates [Line Items]
Closing rates	0.013436
Average rate	0.013532
USD to ILS
Disclosure of Foreign Exchange Rates [Line Items]
Closing rates	0.321935	0.311076
Average rate	0.309246	0.292350
USD to MUR
Disclosure of Foreign Exchange Rates [Line Items]
Closing rates	0.022863
Average rate	0.024009
USD to MXP
Disclosure of Foreign Exchange Rates [Line Items]
Closing rates	0.048736
Average rate	0.049317
USD to RUB
Disclosure of Foreign Exchange Rates [Line Items]
Closing rates	0.013363	0.013416
Average rate	0.013567	0.013618
USD to SGD
Disclosure of Foreign Exchange Rates [Line Items]
Closing rates	0.739551	0.756628
Average rate	0.744369	0.726562